U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI 53202
June 14, 2011
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”) File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
     Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust is the XBRL risk/return summaries and corresponding XBRL exhibits, noted below, that mirrors the risk/return summaries filed pursuant to Rule 497(e) under the 1933 Act on May 23, 2011. This May 23, 2011 Rule 497(e) filing (Accession No. 0000950123-11-052937) is hereby incorporated by reference to today’s Rule 497(e) filing.
     The XBRL exhibits attached hereto consist of the following:
EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE
     If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (414) 765-5598.
Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC